Provisions and other liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Provisions and other liabilities
Provisions and other liabilities:

	Restructuring	Warranty	Other
Balance	provision	provision	liabilities	Total
At January 1, 2017	$813	$2,755	$3,864	$7,432
Provisions made during the year	912	4,540	111	5,563
Provisions used/paid during the year	(1,424)	(905)	—	(2,329)
Provisions reversed during the year	(81)	(1,198)	—	(1,279)
Effect of movements in exchange rates	28	7	278	313
At December 31, 2017	248	5,199	4,253	9,700
Provisions made during the year	509	5,474	(63)	5,920
Provisions used/paid during the year	(560)	(1,409)	—	(1,969)
Provisions reversed during the year	(2)	(208)	—	(210)
Effect of movements in exchange rates	(4)	(4)	(328)	(336)
At December 31, 2018	$191	$9,052	$3,862	$13,105

At December 31, 2017
Current	$248	$5,199	$—	$5,447
Non-current	—	—	4,253	4,253
	$248	$5,199	$4,253	$9,700

At December 31, 2018
Current	$191	$9,052	$—	$9,243
Non-current	—	—	3,862	3,862
	$191	$9,052	$3,862	$13,105

Restructuring provision
During 2018, restructuring charges relate primarily to a change in operations leadership combined with severance obligations paid to departed employees at Protonex as a result of the disposition of the Power Manager assets and associated personnel (note 27).
During 2017, restructuring charges relate primarily to a leadership change in sales and marketing, combined with cost reduction initiatives in the general and administration function and by cost reduction initiatives at Protonex.
Warranty provision
The Corporation recorded $5,474,000 (2017 - $4,540,000) of warranty provisions of which $4,414,000 (2017 - $4,057,000) related to new product sales and $1,060,000 (2017 - $483,000) related to upward warranty adjustments. This was offset by warranty expenditures of $1,409,000 (2017 - $905,000) and downward warranty adjustments of $208,000 (2017 - $1,198,000), due primarily to contractual expirations and changes in estimated and actual costs to repair. The remaining $4,000 (2017 – $7,000 increase) reduction to the warranty provision related to the effect of movements in exchange rates.
Other liabilities: Decommissioning liabilities
A provision for decommissioning liabilities has been recorded for the Corporation’s head office building in Burnaby, British Columbia and is related to estimated site restoration obligations at the end of the lease term. The Corporation has made certain modifications to the leased building to facilitate the manufacturing and testing of its fuel cell products. Consequently, the site restoration obligations relate primarily to dismantling and removing various manufacturing and test equipment and restoring the infrastructure of the leased building to its original state of when the lease was entered into.

16.	Provisions and other liabilities (cont'd):
Due to the long-term nature of the liability, the most significant uncertainty in estimating the provision is the costs that will be incurred. The Corporation has determined a range of reasonably possible outcomes of the total costs for the head office building. In determining the fair value of the decommissioning liabilities, the estimated future cash flows have been discounted at 2.18% per annum (2017 – 2.26%).
The Corporation performed an assessment of the estimated cash flows required to settle the obligations for the building as of December 31, 2018. Based on the assessment, a $171,000 increase in the provision (2017 - $nil) was recorded against decommissioning liabilities, in addition to accretion costs of $36,000 (2017 - $111,000).
The total undiscounted amount of the estimated cash flows required to settle the obligation for the building is $1,825,000 (2017 - $1,773,000) which is expected to be settled at the end of the lease term in 2025.
Other liabilities: Deferred lease inducement
A lease extension and modification agreement was signed in December 2017 for the second building that eliminated the decommissioning liability at the end of the new 10 year lease term. The contractual elimination of the decommissioning liability of $2,768,000 for the second building was treated as a lease inducement and was deferred and amortized on a straight-line basis over the amended 10 year lease term, commencing January 2018.
As at December 31, 2018, the deferred lease inducement amounted to $2,292,000.